Vessels Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Costs and Expenses [Abstract]
Crew wages and related costs	$ 6,701,550	$ 8,572,724	$ 8,566,126
Insurance	936,560	1,399,727	1,643,196
Repairs and maintenance	966,543	705,225	1,056,599
Spares and consumable stores	3,970,350	5,011,717	5,867,906
Tonnage taxes	258,952	290,477	232,517
Miscellaneous expenses	421,375	568,935	904,012
Total	$ 13,255,330	$ 16,548,805	$ 18,270,356